Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2016		2015
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent of	Appreciation	Percent of
Currency type	(Depreciation)	Total	(Depreciation)	Total

Australian dollar	$ 105,762	3.03%	$ 34,062	1.24%
British pound	342,757	9.83	(43,706)	(1.60)
Canadian dollar	18,172	0.52	246,223	9.00
Euro	1,804,081	51.73	157,600	5.76
Hong Kong dollar	25,696	0.74	48,513	1.77
Japanese yen	328,773	9.43	119,423	4.36
Korean won	178,170	5.11	9,082	0.33
Malaysian ringgit	-	-	6,236	0.23
Norwegian krone	(62,154)	(1.78)	(34,375)	(1.26)
Polish zloty	(29,479)	(0.85)	(93,120)	(3.40)
Singapore dollar	(3,172)	(0.09)	(7,212)	(0.26)
South African rand	11,387	0.33	44,915	1.64
Swedish krona	(80,833)	(2.32)	21,657	0.79
Turkish lira	(25,346)	(0.73)	(13,386)	(0.49)
U.S. dollar	873,981	25.05	2,240,411	81.89

Total	$ 3,487,795	100.00%	$ 2,736,323	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2016

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 53,954	$ (11,966)	$ 16,170	$ (84,920)	$ (26,762)
Grains	-	(1,890)	62,693	(40,138)	20,665
Interest rates	1,791,090	(247,007)	60	(21,686)	1,522,457
Livestock	1,000	-	-	-	1,000
Metals	450,329	(359,582)	298,763	(160,225)	229,285
Softs	10	(6,435)	49,155	(53,993)	(11,263)
Stock indices	1,255,987	(435,529)	14,600	(228,216)	606,842
Total futures contracts	3,552,370	(1,062,409)	441,441	(589,178)	2,342,224

Forward currency contracts	321,028	(792,658)	1,965,153	(347,952)	1,145,571

Total futures and
forward currency contracts	$ 3,873,398	$ (1,855,067)	$ 2,406,594	$ (937,130)	$ 3,487,795

Fair Value of Futures and Forward Currency Contracts at December 31, 2015

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ -	$ -	$ 1,252,818	$ (281,259)	$ 971,559
Grains	282	-	225,035	(6,913)	218,404
Interest rates	665,891	(852,032)	-	(764)	(186,905)
Livestock	-	-	-	(52,200)	(52,200)
Metals	279,706	(33,950)	419,632	(302,687)	362,701
Softs	75,246	(47,977)	100	(47,711)	(20,342)
Stock indices	542,082	(177,337)	77,458	(21,095)	421,108
Total futures contracts	1,563,207	(1,111,296)	1,975,043	(712,629)	1,714,325

Forward currency contracts	470,266	(1,173,574)	2,459,391	(734,085)	1,021,998

Total futures and
forward currency contracts	$ 2,033,473	$ (2,284,870)	$ 4,434,434	$ (1,446,714)	$ 2,736,323

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2016	2015

Futures contracts:
Energies	$(4,760,581)	$5,971,431
Grains	1,911,714	(1,546,002)
Interest rates	9,847,702	4,334,027
Livestock	36,620	108,420
Metals	(764,495)	3,310,769
Softs	(624,741)	473,271
Stock indices	11,822,774	(556,171)

Total futures contracts	17,468,993	12,095,745

Forward currency contracts	5,996,966	(42,047)

Total futures and
forward currency contracts	$23,465,959	$12,053,698

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2016		2015
Sector	Long positions	Short positions	Long positions	Short positions

Futures contracts:
Energies	$ 6,933,073	$ 7,110,258	$ 878,430	$ 12,014,952
Grains	2,424,926	10,970,125	2,663,978	6,011,621
Interest rates	317,933,089	4,975,488	267,992,961	10,978,227
Livestock	37,632	918,578	170,092	1,143,398
Metals	5,709,509	9,853,000	1,392,367	15,663,596
Softs	1,685,268	1,264,396	1,279,784	2,592,311
Stock indices	91,983,101	7,974,171	83,017,149	6,420,473

Total futures contracts	426,706,598	43,066,016	357,394,761	54,824,578

Forward currency contracts	60,771,490	69,689,041	33,886,129	58,939,210

Total futures and
forward currency contracts	$ 487,478,088	$ 112,755,057	$ 391,280,890	$ 113,763,788

Offsetting Of Derivative Assets And Liabilities

Offsetting derivative assets and liabilities at December 31, 2016

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$2,601,420	$(830,682)	$1,770,738
Counterparty I	1,392,391	(820,905)	571,486
Total futures contracts	3,993,811	(1,651,587)	2,342,224

Forward currency contracts
Counterparty G	1,084,114	(470,463)	613,651
Counterparty H	1,202,067	(670,147)	531,920
Total forward currency contracts	2,286,181	(1,140,610)	1,145,571

Total assets	$6,279,992	$(2,792,197)	$3,487,795

    (Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 1,770,738	$ -	$ (1,770,738)	$ -
Counterparty G	613,651	-	-	613,651
Counterparty H	531,920	-	-	531,920
Counterparty I	571,486	-	(571,486)	-

Total	$ 3,487,795	$ -	$ (2,342,224)	$ 1,145,571

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2016.

    (Concluded)

Offsetting derivative assets and liabilities at December 31, 2015

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$1,495,003	$(1,082,320)	$412,683
Counterparty I	2,043,247	(741,605)	1,301,642
Total futures contracts	3,538,250	(1,823,925)	1,714,325

Forward currency contracts
Counterparty G	2,231,633	(1,128,378)	1,103,255
Total forward currency contracts	2,231,633	(1,128,378)	1,103,255

Total assets	$5,769,883	$(2,952,303)	$2,817,580

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Forward currency contracts
Counterparty H	$779,281	$(698,024)	$81,257
Total liabilities	$779,281	$(698,024)	$81,257

    (Continued)

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 412,683	$ -	$ (412,683)	$ -
Counterparty G	1,103,255	-	-	1,103,255
Counterparty I	1,301,642	-	(1,301,642)	-

Total	$ 2,817,580	$ -	$ (1,714,325)	$ 1,103,255

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty H	$ 81,257	$ -	$ (81,257)	$ -

Total	$ 81,257	$ -	$ (81,257)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2015.
(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2015.